Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 74,138,341	Taxes	Colombia		Federal Government of Colombia Tax and Customs National Authority	Segovia Operations
#: 2
	4,634,683	Taxes	Colombia		Federal Government of Colombia Tax and Customs National Authority	Marmato Mine
#: 3
	43,503	Taxes	Colombia		Federal Government of Colombia Tax and Customs National Authority	Soto Norte
#: 4
	23,011,582	Royalties	Colombia	snj:CO-DC	Federal Government of Colombia National Treasury
#: 5
	3,385,240	Fees	Colombia	snj:CO-DC	Federal Government of Colombia Indumil
#: 6
	10,295,223	Royalties	Colombia	snj:CO-DC	Federal Government of Colombia National Mining Agency
#: 7
	672,882	Fees	Colombia	snj:CO-DC	Federal Government of Colombia National Mining Agency
#: 8
	1,727,239	Fees	Colombia	snj:CO-DC	Federal Government of Colombia, Ministry of National Defense
#: 9
	172,050	Bonuses	Colombia	snj:CO-ANT	Federal Government of Colombia, Associated Municipalities of The Altiplano of Eastern Antioquia - Masora	Soto Norte
#: 10
	21,174,910	Bonuses	Colombia	snj:CO-ANT	Department of Antioquia, Fiduciaria de Occidente S.A.	Segovia Operations
#: 11
	493,990	Bonuses	Colombia	snj:CO-ANT	Department of Antioquia, Fiduciaria de Occidente S.A.	Marmato Mine
#: 12
	63,736	Bonuses	Guyana	snj:GY-CU	Puruni Community	Soto Norte
#: 13
	$ 196,073	Fees	Guyana		Guyana, Guyana Geology & Mines Commission	Soto Norte